Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands								5 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 13, 2023	Sep. 12, 2023	Jul. 10, 2023	Jun. 08, 2023	May 16, 2023	Aug. 02, 2022	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Common stock, shares authorized	466,000,000								466,000,000
Preferred stock, shares outstanding	0								0
Newly issued shares, value									$ 7,133
Shelf Registration, Aggregate Value of Common Stock	$ 73,600					$ 100,000,000
Reverse Stock Split description		1-for-15							1-for-5 to 1-for-15
Issuance of Class A common stock upon settlement of contingent consideration									$ 7,133	$ 0
Common Class A [Member]
Common stock, shares authorized	400,000,000								400,000,000	400,000,000	400,000,000
Common stock, shares issued	18,885,500								18,885,500	14,246,498	19,008,421
Common stock, shares outstanding	18,885,500								18,885,500	14,246,498	19,008,421
Reverse Stock Split description			1-for-15
Common Class A [Member] | B. Riley Principal Capital II, LLC [Member] | Purchase Agreement And Registration Rights Agreement [Member]
Newly issued shares, value							$ 100,000
Newly issued shares							3,537,310
Number of shares, percentage							19.99%
Common Class A [Member] | ATM Sales Agreement [Member]
Shares issued price per share	$ 2.63								$ 2.63
Newly issued shares								449,863
Issuance cost related to leagal	$ 300							$ 200	$ 300
Broker commissions fees and third party issuance costs								100
Issuance of Class A common stock upon settlement of contingent consideration								$ 1,200
Common Class A [Member] | Roth Capital Partners LLC [Member]
Sale of Stock, Consideration Received Per Transaction				$ 65,000
Common Class B [Member]
Common stock, shares authorized	65,000,000								65,000,000	65,000,000	65,000,000
Common stock, shares issued	3,702,613								3,702,613	3,702,613	3,702,613
Common stock, shares outstanding	3,702,613								3,702,613	3,702,613	3,702,613
Reverse Stock Split description			1-for-15						1-for-15
Preferred Stock [Member]
Preferred stock, shares outstanding	0								0	0	0
Preference shares authorized	1,000,000								1,000,000	1,000,000	1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001								$ 0.0001	$ 0.0001	$ 0.0001
Class A and Class B Common Stock [Member]
Reverse Stock Split description					1-for-5 to 1-for-15